Commitments and Contingencies	12 Months Ended
Jul. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

From time to time, the Group is a party to various legal actions arising in the ordinary course of business. The Group accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Group’s consolidated financial position, results of operations and cash flows. The Group currently does not have any material legal proceedings. Gain contingencies are not recognized until realized. As of July 31, 2026, the Group was party to the following matters:

(a)	Employment claims. Eight claimants, mainly former employees, filed a lawsuit against CTW Japan in Japan seeking approximately ¥60 million (approximately $377,000) in connection with their employment. A judgment had not been finalized at July 31, 2026. CTW Japan believes that any amount it may be required to pay will be substantially lower than the amount claimed and intends to appeal any adverse judgment. No amount has been accrued because a loss is not considered probable; a loss is reasonably possible, but its amount cannot be reasonably estimated at this time.

(b)	A former employee filed a labor tribunal claim against CTW Japan of approximately ¥3 million (approximately $19,000). The tribunal proposed a settlement of ¥1.2 million (approximately $8,000), to which CTW Japan objected; the matter is expected to proceed to a formal lawsuit. Management expects any financial effect to be immaterial.

(c)	CTW Japan has filed a claim for damages of approximately ¥30 million (approximately $188,000) against a professional services firm for breach of contract. The matter is pending. Any recovery would be recognized when realized.

In March 2026, a PRC court ordered a former game developer to refund RMB 2,133,856 (approximately $316,000) plus interest for an undelivered game and imposed supplementary liability on its former principal shareholder up to RMB 2.7 million (approximately $400,000). The judgment became effective in April 2026. The advance was fully reserved and written off in 2026 (Note 4). The Group received RMB 218,103 (approximately $31,000) through enforcement proceedings in July 2026 and recognized the recovery in other income. Further collections are uncertain.

Capital commitments. Unfunded registered capital and related commitments at July 31, 2026 were RMB 500,000 (approximately $74,000) for the WFOE, RMB 30,000 (approximately $5,000) for CTW Shanghai and RMB 1,000,000 (approximately $148,000) for Cangyuan through the nominee shareholder loans described in Note 1, totaling approximately $227,000. The WFOE and CTW Shanghai contributions are due by September 2029 and April 2030, respectively.

Development milestones. Additional developer advances of up to approximately $4.8 million are conditional upon contractual milestones such as delivery and launch; there is no unconditional obligation to pay these amounts. The Group paid $600,000 under these arrangements in August 2026.

Taiwan business tax. In June 2026, CTW Japan received a notice from the Taiwan tax authority requiring it to pay business tax on cross-border electronic services provided to customers in Taiwan for the calendar year 2025. As part of the notice, the Taiwan Bureau assessed the total qualified sales for the assessed period is TWD 106,862,351 (approximately $3,311,508) and assessed the business tax for the assessed period is TWD 5,343,117 (approximately $165,575). In addition, under applicable Taiwan tax regulations, the Group is required to self-assess business tax on such services for calendar years 2021 through 2024, for which no tax assessments have been received. Based on its self-assessment of business tax for calendar years 2021 through 2025, the Group recorded business tax payable of $496,607 (JPY79.0 million) as of July 31, 2026, which is included in taxes payable (Note 14(b)). The business tax expense of $507,491 was recognized in general and administrative expenses for the year ended July 31, 2026. Through the date of this report, CTW Japan had not made any payment of the accrued amount. Under applicable Taiwan tax regulations, if tax is not paid by the due date, a late-payment surcharge of 1% of the unpaid tax is imposed for every three days of delay, up to a maximum of 10%. In addition, interest accrues on the unpaid tax calculated daily at the one-year fixed-rate time deposit rate of Chunghwa Post Co., Ltd. in effect on January 1 of each year, and is collected together with the tax. As the Group’s self-assessed business tax remains subject to review by the Taiwan tax authority, the business tax ultimately payable may differ from the amount recorded, the Group is currently unable to reasonably estimate any such difference or any related late-payment surcharges and interest.

Contingent gain on recovery of previously impaired assets. In FY2025, CTW Japan received JPY 700 million (approximately $4.7 million) as its approved claim in the MTGOX Co., Ltd. bankruptcy estate, relating to cryptocurrency purchased on its behalf in 2013 and fully impaired in fiscal 2014. The full amount was recognized as a contingent gain on recovery of previously impaired assets of $4,709,029 in FY2025. Subsequently, in FY2026, CTW Japan received JPY 37,154,940 (approximately $238,561) remainder settlement amount. Both of the amounts are recorded in contingent gain on recovery of previously impaired assets in the consolidated statement of comprehensive (loss) income. No further amount is expected from this claim.